PREPAYMENTS, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Prepayments Net
Beginning balance	$ 8,252,090	$ 8,280,780
Addition	(8,252,090)	110,015
Exchange rate effect		(138,705)
Ending balance		$ 8,252,090